Administrative expenses	3 Months Ended
Mar. 31, 2024
Administrative expenses.
Administrative expenses

7.Administrative expenses

	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Impairment of goodwill (note 14)	87,894	—
Staff costs	30,068	37,830
Professional fees	12,550	13,661
Facilities, short-term rental and upkeep	8,430	11,155
Impairment of withholding tax receivables(a)	8,216	11,255
Key management compensation	4,011	4,207
Share‑based payment expense (note 24)	3,181	3,289
Travel costs	2,883	3,144
Depreciation (note 13)	2,795	2,699
Amortization (note 14)	1,037	1,388
Operating taxes	449	80
Business combination costs	232	1,459
Net gain on disposal of property, plant and equipment	(373)	(734)
Other	5,323	7,888
	166,696	97,321
(a)	Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five-year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.